INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
INCOME/(LOSS) PER SHARE
10.	INCOME/(LOSS) PER SHARE
Basic and diluted income/(loss) per share and per ADS for each of the years presented are calculated as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Numerator:
Net income/(loss) from continuing operations attributable to RISE Education Cayman Ltd	(15,195)	(17,593)	249,096	39,088
Net income/(loss) from discontinued operations attributable to RISE Education Cayman Ltd	163,295	(114,840)	(497,583)	(78,081)
Net income/(loss) attributable to RISE Education Cayman Ltd	148,100	(132,433)	(248,487)	(38,993)
Denominator:
Weighted average number of ordinary shares outstanding-basic	113,187,721	112,813,031	112,868,532	112,868,532
Weighted average number of ordinary shares outstanding-diluted	114,464,108	112,813,031	112,868,532	112,868,532
Net income/(loss) per share - Basic:
Continuing operations	(0.13)	(0.15)	2.21	0.35
Discontinued operations	1.44	(1.02)	(4.41)	(0.69)
Total net income/(loss) per share - Basic	1.31	(1.17)	(2.20)	(0.34)
Net income/(loss) per share - Diluted:
Continuing operations	(0.13)	(0.15)	2.21	0.35
Discontinued operations	1.42	(1.02)	(4.41)	(0.69)
Total net income/(loss) per share - Diluted	1.29	(1.17)	(2.20)	(0.34)
Net income/(loss) per ADS - Basic:
Continuing operations	(0.26)	(0.31)	4.42	0.70
Discontinued operations	2.88	(2.04)	(8.82)	(1.38)
Total net income/(loss) per ADS - Basic	2.62	(2.35)	(4.40)	(0.68)
Net income/(loss) per ADS - Diluted:
Continuing operations	(0.25)	(0.31)	4.42	0.70
Discontinued operations	2.84	(2.04)	(8.82)	(1.38)
Total net income/(loss) per ADS - Diluted	2.59	(2.35)	(4.40)	(0.68)
Nil, 953,168 and 4,047,619 share options were excluded from the computation of diluted income per share for the year ended December 31, 2019, 2020 and 2021, respectively, because their effects would be anti-dilutive.